NOTE 9 – INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Abstract]
Deferred Income Tax Assets	$ 315,000	$ 300,000
Deferred Tax Asset, Valuation Allowance	315,000	300,000
Deferred Tax Assets, Net Operating Loss Carryforward	$ 925,000